Convertible debentures, Focus Impact Partners (FY) (Details)								3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 13, 2024 USD ($) $ / shares	Nov. 01, 2024 USD ($)	Oct. 28, 2024 USD ($)	Oct. 18, 2024 USD ($)	Aug. 19, 2024 USD ($)	Jun. 28, 2024 USD ($) $ / shares	Jan. 12, 2024 USD ($) Installment	Oct. 31, 2024 $ / shares	Apr. 30, 2025 USD ($) shares	Apr. 30, 2024 USD ($)	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2023 USD ($)	Oct. 31, 2024 $ / shares	Jul. 31, 2024 $ / shares	Jun. 28, 2024 $ / shares	Jun. 13, 2024 USD ($)	Apr. 19, 2024 USD ($)	Mar. 28, 2024 USD ($)	Jan. 09, 2024 USD ($)	Nov. 06, 2023 USD ($)	Nov. 04, 2022 USD ($)
Convertible Debt [Abstract]
Additional proceeds									$ 285,650	$ 863,516
Derivative liability									$ 72,500		$ 919,250										$ 1,836,666
Convertible Debt [Member]
Convertible Debt [Abstract]
Principal amount	$ 3,345,000
Interest rate	5.30%
Percentage of conversion price discount	25.00%
Period of volume weighted average trading price									20 days
Floor price (in dollars per share) | $ / shares	$ 0.867
Focus Impact Partners [Member] | Convertible Debt [Member]
Convertible Debt [Abstract]
Principal amount	$ 637,150						$ 550,000									$ 50,000	$ 100,000	$ 100,000	$ 150,000	$ 150,000
Number of Installments | Installment							5
Interest rate	5.30%						5.30%
Percentage of conversion price discount									25.00%
Period of volume weighted average trading price									20 days
Floor price (in dollars per share) | (per share)	$ 0.867					$ 2		$ 2					$ 0.475		$ 0.475
Number of repayable day									10 days
Period of transaction expected date to complete									270 days
Number of shares issued upon conversion of convertible units (in shares) | shares									1
Share purchase warrant (in shares) | shares									0.5
Percentage of premium to volume weighted average price								20.00%
Conversion expiry term									2 years
Additional proceeds		$ 12,000	$ 7,650	$ 6,500	$ 41,500	$ 20,000
Derivative liability									$ 65,750		25,800
DevvStream Holdings, Inc. [Member]
Convertible Debt [Abstract]
Additional proceeds		$ 12,000	$ 7,650	$ 6,500	$ 41,500						883,516	$ 0
Derivative liability											$ 919,250	$ 0
DevvStream Holdings, Inc. [Member] | Focus Impact Partners [Member] | Convertible Debt [Member]
Convertible Debt [Abstract]
Principal amount							$ 550,000									$ 50,000	$ 100,000	$ 100,000	$ 150,000	$ 150,000
Number of Installments | Installment							5
Interest rate							5.30%
Percentage of conversion price discount											25.00%
Period of volume weighted average trading price											20 days
Floor price (in dollars per share) | (per share)						$ 2					$ 2			$ 0.475	$ 0.475
Number of repayable day											10 days
Period of transaction expected date to complete											270 days
Number of shares issued upon conversion of convertible units (in shares) | shares											1
Share purchase warrant (in shares) | shares											0.5
Percentage of premium to volume weighted average price											20.00%
Conversion expiry term											2 years
Additional proceeds						$ 20,000
Derivative liability											$ 25,800